Property, plant and equipment (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 32,622	$ 28,185
Additions other than through business combinations, property, plant and equipment	6,038	7,797
Disposals, property, plant and equipment	1,025	7
Transfers, property, plant and equipment	0
Acquisitions through business combinations, property, plant and equipment		22
CTA	2,682	(3,375)
Property, plant and equipment at end of period	42,367	32,622
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	51,241	44,839
Additions other than through business combinations, property, plant and equipment	12,678	12,894
Disposals, property, plant and equipment	59	378
Transfers, property, plant and equipment	0	0
Acquisitions through business combinations, property, plant and equipment		49
CTA	4,493	(6,163)
Property, plant and equipment at end of period	68,353	51,241
Gross carrying amount | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,337	1,868
Additions other than through business combinations, property, plant and equipment	250	611
Disposals, property, plant and equipment		20
Transfers, property, plant and equipment		158
CTA	200	(280)
Property, plant and equipment at end of period	2,787	2,337
Gross carrying amount | Building Improvements 2 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,778
Additions other than through business combinations, property, plant and equipment	3,174
CTA	1,067
Property, plant and equipment at end of period		11,778
Gross carrying amount | Work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,581	5,379
Additions other than through business combinations, property, plant and equipment	6,595
Transfers, property, plant and equipment		(3,347)
CTA	253	(451)
Property, plant and equipment at end of period	8,429	1,581
Gross carrying amount | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,302	5,983
Additions other than through business combinations, property, plant and equipment	465	1,020
Disposals, property, plant and equipment	59	3
Transfers, property, plant and equipment		276
Acquisitions through business combinations, property, plant and equipment		49
CTA	636	(1,023)
Property, plant and equipment at end of period	7,344	6,302
Gross carrying amount | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29,243	20,329
Additions other than through business combinations, property, plant and equipment	2,194	9,289
Transfers, property, plant and equipment		2,402
CTA	2,337	(2,777)
Property, plant and equipment at end of period	33,774	29,243
Gross carrying amount | Building Improvements1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,778	11,280
Additions other than through business combinations, property, plant and equipment		1,974
Disposals, property, plant and equipment		355
Transfers, property, plant and equipment		511
CTA		(1,632)
Property, plant and equipment at end of period	16,019	11,778
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(18,619)	(16,654)
Additions other than through business combinations, property, plant and equipment	(6,640)	(5,097)
Disposals, property, plant and equipment	(1,084)	(371)
Transfers, property, plant and equipment	0	0
Acquisitions through business combinations, property, plant and equipment		(27)
CTA	(1,811)	2,788
Property, plant and equipment at end of period	(25,986)	(18,619)
Accumulated depreciation | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,249)	(1,334)
Additions other than through business combinations, property, plant and equipment	(165)	(146)
Disposals, property, plant and equipment		(16)
CTA	(131)	215
Property, plant and equipment at end of period	(1,545)	(1,249)
Accumulated depreciation | Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(4,061)	(3,985)
Additions other than through business combinations, property, plant and equipment	(849)	(776)
Disposals, property, plant and equipment	(58)
Acquisitions through business combinations, property, plant and equipment		(27)
CTA	(433)	727
Property, plant and equipment at end of period	(5,285)	(4,061)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(8,204)	(5,845)
Additions other than through business combinations, property, plant and equipment	(4,297)	(3,254)
Disposals, property, plant and equipment	(975)
CTA	(777)	895
Property, plant and equipment at end of period	(12,303)	(8,204)
Accumulated depreciation | Building Improvements1 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5,105)	(5,490)
Additions other than through business combinations, property, plant and equipment	(1,329)	(921)
Disposals, property, plant and equipment	(51)	(355)
CTA	(470)	951
Property, plant and equipment at end of period	$ (6,853)	$ (5,105)